ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of Companies Subsidiaries and VIE's) (Details)	12 Months Ended
Dec. 31, 2018
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Dec. 31, 2015
Entity Incorporation, State Country Name	the PRC
Beijing Dongding Gongyi Advertising Co., Ltd. ("Dongding") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Feb. 01, 2010
Entity Incorporation, State Country Name	the PRC
Beijing GreatView Media Advertising Co., Ltd. (Formerly Beijing Weimei Shengjing Media Advertising Co., Ltd.) ("GreatView Media")
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Apr. 28, 2011
Entity Incorporation, State Country Name	the PRC
Guangzhou Meizheng Online Network Technology Co., Ltd. ("Guangzhou Meizheng") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	May 17, 2013
Entity Incorporation, State Country Name	the PRC
Beijing Yuehang Tianyi Electronic Information Technology Co., Ltd.(Formerly Beijing AirMedia Tianyi Information Technology Co., Ltd.) ("Yuehang Tianyi")
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Sep. 25, 2013
Entity Incorporation, State Country Name	the PRC
Meizheng Network Information Technology Co., Ltd. ("Meizheng Network") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Aug. 08, 2016
Entity Incorporation, State Country Name	the PRC
Wangfan Linghang Mobile Network Technology Co., Ltd. ("Linghang") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Apr. 23, 2015
Entity Incorporation, State Country Name	the PRC
Shandong Airmedia Cheweishi Network Technology Co.,Ltd.("Shangdong Cheweishi ") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jul. 21, 2016
Entity Incorporation, State Country Name	the PRC
Dingsheng Ruizhi (Beiing) Investment Consulting Co., Ltd. ("Dingsheng Ruizhi") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	May 25, 2016
Entity Incorporation, State Country Name	the PRC
Wangfan Tongda Culture Development Beijing Co., Ltd. Tongda Culture" [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	May 11, 2018
Entity Incorporation, State Country Name	the PRC
Yuehang Zhongying E-commerce Co., Ltd. Zhongying" [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	May 17, 2018
Entity Incorporation, State Country Name	the PRC
Beijing Airport United Culture Media Co., Ltd. ("Airport United") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jun. 19, 2018
Entity Incorporation, State Country Name	the PRC
Beijing Linghang Shengshi Advertising Co., Ltd. (Formerly Beijing AirMedia Shengshi Advertising Co., Ltd.) ("Linghang Shengshi ") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Aug. 07, 2005
Entity Incorporation, State Country Name	the PRC
Wangfan Network Technology Co., Ltd.("Iwanfan") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	May 06, 2016
Entity Incorporation, State Country Name	the PRC
Beijing Yuehang Digital Media Advertising Co., Ltd. ("Beijing Yuehang") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jan. 16, 2008
Entity Incorporation, State Country Name	the PRC
AirMedia Online Network Technology Group Co., Ltd. (Formerly AirMedia Online Network Technology Co., Ltd.) ("AM Online") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Apr. 30, 2015
Entity Incorporation, State Country Name	the PRC
Beijing Airnet Pictures Co., Ltd. ("Airnet Pictures") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Sep. 13, 2007
Entity Incorporation, State Country Name	the PRC
Beijing Zhihe Xianglong Advertising Co., Ltd. ("Flying Dragon") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Aug. 01, 2008
Entity Incorporation, State Country Name	the PRC
Wenzhou Yuehang Advertising Co., Ltd. ("Wenzhou Yuehang") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Oct. 17, 2008
Entity Incorporation, State Country Name	the PRC
Beijing Wangfan Jiaming Advertising Co.,Ltd. (Formerly Beijing AirMedia Jiaming Advertising Co., Ltd.) [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jan. 01, 2007
Entity Incorporation, State Country Name	the PRC
Yuehang Chuangyi Technology (Beijing) Co., Ltd. ("Chuangyi Technology") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Sep. 19, 2005
Entity Incorporation, State Country Name	the PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Shenzhen Yuehang Information Technology Co., Ltd. ("Shenzhen Yuehang") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jun. 06, 2006
Entity Incorporation, State Country Name	the PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Xi'an Shengshi Dinghong Information Technology Co., Ltd. ("Xi'an Shengshi") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Dec. 31, 2007
Entity Incorporation, State Country Name	the PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Broad Cosmos Enterprises Ltd. ("Broad Cosmos") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jun. 26, 2006
Entity Incorporation, State Country Name	British Virgin Islands ("BVI")
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Air Net International Limited ("Air Net International") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jul. 14, 2007
Entity Incorporation, State Country Name	BVI
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Air Net (China) Limited ("AN China") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Aug. 05, 2005
Entity Incorporation, State Country Name	Hong Kong
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Guangzhou Meizheng Information Technology Co., Ltd. ("Guangzhou Tech") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jun. 18, 2015
Entity Incorporation, State Country Name	the PRC
AirMedia Henglong Mobile Network Technology Co., Ltd. ("AMHL Mobile") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Apr. 27, 2015
Entity Incorporation, State Country Name	the PRC